March 8, 1996




Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:      Seligman Henderson Global Fund Series, Inc.
         File Nos. 33-44186 and 811-6485

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information filed electronically on January 28, 1996 with the Securities and Exchange Commission as part of the Fund's Registration Statement is identical to that which would have been filed pursuant to Rule 497(c).

         Please do not hesitate to call me at (212) 850-1368.

Very truly yours,

/s/ Frank J. Nasta

Frank J. Nasta
Secretary


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